Merger and Reverse Recapitalization - Merger and Reverse Recapitalization (Details)	3 Months Ended
Mar. 31, 2025 USD ($)
Business Acquisition [Line Items]
Less: Non-redemption escrow	$ (33,061)
Cash - PIPE	15,295
Net cash proceeds from Merger	15,874
Earnout share liabilities	(126,025)
Total Merger and PIPE financing	(126,164)
Bur Tech
Business Acquisition [Line Items]
Cash - BurTech trust and cash, net of redemptions	37,259
Less: transaction costs and advisory paid by BurTech	(3,619)
Non-cash net liabilities assumed from BurTech	$ (16,013)